Harley-Davidson Motorcycle Trust 2011-1	Exhibit 99.1
$140,000,000.00 0.28863% Motorcycle Contract Backed Notes, Class A-1
$100,000,000.00 0.61% Motorcycle Contract Backed Notes, Class A-2a
$75,000,000.00 LIBOR + 0.20% Motorcycle Contract Backed Notes, Class A-2b
$160,000,000.00 0.96% Motorcycle Contract Backed Notes, Class A-3
$71,140,000.00 1.31% Motorcycle Contract Backed Notes, Class A-4
$27,240,000.00 2.12% Motorcycle Contract Backed Notes, Class B
$26,620,000.00 2.41% Motorcycle Contract Backed Notes, Class C
Monthly Report
For the January 15, 2015 Distribution Date
Capitalized terms are defined in the Sale and Servicing Agreement dated as of August 01, 2011, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on August 15, 2011

Beginning of Due Period					12/01/2014
End of Due Period					12/31/2014
Determination Date					01/07/2015
Record Date					01/14/2015
Distribution Date					01/15/2015
Interest Determination Date					Not Applicable
LIBOR as of the Interest Determination Date					Not Applicable
Number of days in Interest Period (ACT/360 basis)					31
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	50,869	7/31/2011	8/12/2011	$633,579,761.08
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	50,869			$633,579,761.08

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$102,585,671.29

Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	3,574,204.77
Principal collections on Contracts paid off in full during Due Period	1,895,454.22
Balance of Contracts liquidated during Due Period	286,484.25
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	636.72

Decline in Aggregate Principal Balance		5,756,779.96

Aggregate Principal Balance at end of Due Period		$96,828,891.33
Pool factor		0.1528283

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$140,000,000.00	$100,000,000.00	$75,000,000.00	$160,000,000.00	$71,140,000.00	$27,240,000.00	$26,620,000.00	$600,000,000.00
Note balance as of prior Distribution Date	—	—	—	—	38,877,446.85	27,240,000.00	26,620,000.00	92,737,446.85
First Priority Principal Distributable Amount	—	—	—	—	—	—	—	—
Second Priority Principal Distributable Amount	—	—	—	—	—	—	—	—
Noteholders' Regular Principal Distributable Amount	—	—	—	—	5,412,251.94	—	—	5,412,251.94
Principal Distributable Amount *	—	—	—	—	5,412,251.94	—	—	5,412,251.94

Note balance at end of Due Period	—	—	—	—	33,465,194.91	27,240,000.00	26,620,000.00	87,325,194.91

Note Pool factor at beginning of Due Period	0.0000000	0.0000000	0.0000000	0.0000000	0.5464921	1.0000000	1.0000000
Note Pool factor at end of Due Period	0.0000000	0.0000000	0.0000000	0.0000000	0.4704132	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	—	—	0.28863%	31	ACT/360	—	—	—
A-2a	—	—	0.61%	30	30/360	—	—	—
A-2b	—	—	0.36080%	31	ACT/360	—	—	—
A-3	—	—	0.96%	30	30/360	—	—	—
A-4	38,877,446.85	—	1.31%	30	30/360	42,441.21	—	42,441.21
B	27,240,000.00	—	2.12%	30	30/360	48,124.00	—	48,124.00
C	26,620,000.00	—	2.41%	30	30/360	53,461.83	—	53,461.83
Totals	$92,737,446.85	—				144,027.04	—	144,027.04

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$5,305,368.38
Interest collections on Contracts during Due Period	1,080,208.26
Net Liquidation Proceeds	349,956.30
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	134,836.53
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	168.38

Total Available Monies		$6,870,537.85

Distribution of Available Monies in order of priority:

Reimbursement Amount	128,532.68
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	85,488.06
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	200.00
Class A Note Interest Distributable Amount	42,441.21
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	48,124.00
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	53,461.83
Class A Noteholders' Regular Principal Distributable Amount	5,412,251.94
Class B Noteholders' Regular Principal Distributable Amount	—
Class C Noteholders' Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	5,770,499.72

Excess Amounts (Shortfall)		1,100,038.13

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	1,100,038.13

Total distribution of Available Monies		$6,870,537.85

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a)	2.70%	of the Principal Balance of the Contracts at the end of the Due Period			$2,614,380.07
b)	1.00%	of the Pool Balance as of the Cutoff Date			6,335,797.61
c)	If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period				5,809,733.48

Specified Reserve Fund Balance						$6,335,797.61

Reserve Fund balance at beginning of Due Period						$6,335,797.61

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund					—
Investment Earnings - Reserve Fund					108.84

Total additions						108.84

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall					—
Excess Reserve Fund balance to Servicer					108.84

Total withdrawals						108.84

Reserve Fund balance at end of Due Period						$6,335,797.61

Calculation of Overcollateralization Target Amount:
The greatest of:
	a)	The lesser of:
		x)	9.60%	of the Aggregate Principal Balance at the end of the Due Period	9,295,573.57
		y)	5.30%	of the Aggregate Principal Balance as of the Cutoff date	33,579,727.34
	b)	1.50%	of the Aggregate Principal Balance as of the Cutoff Date		9,503,696.42
	c)	If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization
		Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)			9,848,224.44

		Overcollateralization Target Amount for current Distribution Date				$9,503,696.42

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	33,579,761.08	5.30%
Overcollateralization Target Amount for current Distribution Date	9,503,696.42	9.81%
Overcollateralization Amount at current Distribution Date	9,503,696.42	9.81%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date				41
	Trigger Status? Yes or No				No

Monthly losses			Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Principal Balance of Liquidated Contracts for the Due Period		48	$450,774.86	0.439%

	Less:
	Net Liquidation Proceeds for the Due Period		43	349,956.30	0.341%

	Net Liquidation Losses for the Due Period			100,818.56	0.098%

	Net Liquidation Loss ratio				1.179%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date				1.179%
	Net Liquidation Loss ratio - prior Distribution Date				0.831%
	Net Liquidation Loss ratio - second prior Distribution Date				2.275%
	Three-month average Loss ratio				1.428%

			Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts		2,295	$28,490,679.13	4.497%
	Cumulative Net Liquidation Proceeds		2,044	17,834,525.60	2.815%
	Cumulative Net Liquidation Losses			10,656,153.53	1.682%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)			$4,643.20

Cumulative Loss Ratio	Cumulative Loss Ratio				1.682%
	Exceeds Reserve Fund Trigger Event threshold? Yes or No				No

	Months	Trigger Threshold
	1 - 12	2.000%
	13 - 24	3.000%
	25 - 36	4.000%
	37 - 48	5.000%
	49 or greater	5.500%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	373	$3,191,622.30	$62,744.18	3.111%
	60 - 89	123	1,110,770.15	28,273.89	1.083%
	90 - 119	79	770,194.93	31,295.67	0.751%
	120+	36	271,933.29	12,522.79	0.265%
	Totals	611	$5,344,520.67	$134,836.53	5.210%

	60+ Delinquency Amount	238	$2,152,898.37		2.099%

60+ Day average delinquency ratio	60+ day delinquency ratio - current Distribution Date				2.099%
	60+ day delinquency ratio - prior Distribution Date				1.992%
	60+ day delinquency ratio - second prior Distribution Date				1.608%
	Three-month average 60+ day delinquency ratio				1.900%

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	15,447	14,935
Principal Balance of Contracts	$102,585,671.29	$96,828,891.33
Weighted average original term	77.20	77.44
Weighted average remaining term	31.54	30.89
Weighted average age	45.66	46.55
One month prepayments (ABS)	1.30%	1.29%
Weighted average Contract Rate	12.94%	13.00%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	1,064,428.50	1.10%
5.001% - 10.000%	28,527,413.62	29.46%
10.001% - 15.000%	39,040,986.35	40.32%
15.001% - 20.000%	17,389,374.95	17.96%
> 20.000%	10,806,687.91	11.16%

Advances made by Servicer in current Due Period		$134,836.53
Reimbursement Amount due to Servicer		128,532.68
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of August 1, 2011 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2011-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from December 1, 2014 to December 31, 2014 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 12th day of January, 2015.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary